SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-23C-1

STATEMENT BY REGISTERED CLOSED-END
INVESTMENT COMPANY WITH RESPECT TO PURCHASES OF ITS OWN
SECURITIES PURSUANT TO RULE N-23C-1 DURING THE LAST CALENDAR MONTH

REPORT FOR CALENDAR MONTH   DECEMBER 1997

			           THE CENTRAL EUROPEAN EQUITY, INC.

(Name of registered closed-end investment company)

                  						           Approx. Asset
Date     	     Number    Price     Value or Approx.     Name of seller
of    Ident.   Shares     Per      Asset Cov./Share         or of
Trans of Sec.  Purch.     Share    at Time of Purch     Seller's Broker

12-1	  G	       15000    16.7283	       19.72	          Deutsche Morgan
                                           										   Grenfell
12-2		" "		     15000    16.8125	       20.08			              " "
12-3		" "		     15000    16.7729	      	20.32 		              " "
12-4		" "		      6100    16.9488	      	20.78 		              " "
12-5		" "		     15000    17.1646       	20.92			              " "
12-8		" "		     15000    17.5508	      	21.28			              " "
12-9		" "	   	  15000    17.49	        	21.28			              " "
12-10		" "	     15000    17.53	        	20.91		          Weeden & Co.
12-15		" "		    12500    16.875	       	20.82			              " "
12-15		" "		     3300    16.75	        	20.82			              " "
12-15		" "		     3600    16.6875	      	20.82			              " "
12-15		" "		      500    16.625	       	20.82			              " "
12-15		" "		     1100    16.50	        	20.82			              " "
12-16		" "		     8600    17.2914	      	21.22			              " "
12-17		" "		     6000    17.50          21.65			              " "
12-18		" "		     9000    17.5625	      	21.71			              " "

							 The Central European Equity Fund, Inc.
								       Name of Registrant
								By Joseph Cheung - Treasurer
Date of Statement          1/12/98